Finance debt (Tables)	6 Months Ended
Jun. 30, 2026
Finance Debt
Schedule of balance by type of finance debt

In Brazil	06.30.2026	12.31.2025
Banking market	5,403	4,514
Capital market	3,007	3,017
Development bank (1)	544	532
Others	-	3
Total	8,954	8,066
Abroad
Banking market	1,890	3,081
Capital market	13,257	13,983
Export credit agency	1,623	1,189
Others	110	122
Total	16,880	18,375
Total finance debt	25,834	26,441
Current	1,435	2,186
Non-current	24,399	24,255
(1) Refers to BNDES.

Schedule of current finance debt

	06.30.2026	12.31.2025
Short-term debt	19	20
Current portion of long-term debt	896	1,616
Accrued interest on short and long-term debt	520	550
Total	1,435	2,186

Schedule of changes in finance debt

	In Brazil	Abroad	Total
Balance at December 31, 2025	8,066	18,375	26,441
Proceeds from finance debt	1,010	921	1,931
Repayment of principal (1)	(735)	(2,372)	(3,107)
Repayment of interest (1)	(470)	(598)	(1,068)
Accrued interest (2)	501	576	1,077
Foreign exchange/ inflation indexation charges	65	(80)	(15)
Translation adjustment	517	58	575
Balance at June 30, 2026	8,954	16,880	25,834

	In Brazil	Abroad	Total
Balance at December 31, 2024	5,563	17,599	23,162
Proceeds from finance debt	1,943	1,129	3,072
Repayment of principal (1)	(211)	(1,342)	(1,553)
Repayment of interest (1)	(267)	(590)	(857)
Accrued interest (2)	357	586	943
Foreign exchange/ inflation indexation charges	18	(48)	(30)
Translation adjustment	848	206	1,054
Balance at June 30, 2025	8,251	17,540	25,791
(1) Includes pre-payments.
(2) Includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

Schedule of cash flows reconciliation

			Jan-Jun/2026			Jan-Jun/2025
	Proceeds from finance debt	Repayment of principal	Repayment of interest	Proceeds from finance debt	Repayment of principal	Repayment of interest
Changes in finance debt	1,931	(3,107)	(1,068)	3,072	(1,553)	(857)
Premium on repurchase of debt securities	−	(11)	−	−	−	−
Deposits linked to finance debt (1)	−	(17)	(2)	−	6	1
Net cash used in financing activities	1,931	(3,135)	(1,070)	3,072	(1,547)	(856)
(1) Deposits linked to finance debt with China Development Bank, with semiannual settlements in June and December.

Schedule of summarized information on current and non-current finance debt

Maturity in	2026	2027	2028	2029	2030	2031 onwards	Total (1)	Fair Value (4)

Financing in U.S. Dollars:	872	270	1,609	732	2,079	10,106	15,668	15,559
Floating rate debt (2)	609	257	559	180	740	1,452	3,797
Fixed rate debt	263	13	1,050	552	1,339	8,654	11,871
Average interest rate p.a.	6.6%	6.1%	5.7%	6.1%	6.1%	6.6%	6.4%
Financing in Brazilian Reais):	221	203	150	1,061	681	5,834	8,150	7,790
Floating rate debt (3)	183	45	43	43	568	5,338	6,220
Fixed rate debt	38	158	107	1,018	113	496	1,930
Average interest rate p.a.	10.3%	10.1%	10.2%	10.2%	10.6%	8.2%	9.7%
Financing in Euro:	−	8	102	25	50	351	536	545
Fixed rate debt	−	8	102	25	50	351	536
Average interest rate p.a.	0.0%	4.6%	4.7%	4.7%	4.7%	4.8%	4.7%
Financing in Pound Sterling:	16	17	−	390	−	547	970	978
Fixed rate debt	16	17	−	390	−	547	970
Average interest rate p.a.	6.2%	6.1%	0.0%	6.1%	0.0%	6.6%	6.3%
Financing in Renminbi:	3	5	5	5	492	−	510	510
Floating rate debt	3	5	5	5	492	−	510
Average interest rate p.a.	3.1%	3.1%	3.1%	3.2%	3.1%	0.0%	3.1%
Total as of June 30, 2026	1,112	503	1,866	2,213	3,302	16,838	25,834	25,382
Average interest rate (4)	7.6%	7.2%	7.0%	7.2%	7.2%	6.6%	6.8%
(1) The average maturity of outstanding debt as of June 30, 2026 is 11.92 years (11.70 years as of December 31, 2025).
(2) Operations with variable index + fixed spread.
(3) Operations with variable index + fixed spread, if applicable.
(4) On December 31, 2025, the total fair value is US$ 25,907 and the average interest rate p.a. is 6.7%.

Schedule of finance debt (undiscounted), including face value and interest payments

Maturity	2026	2027	2028	2029	2030	2031 and thereafter	06.30.2026	12.31.2025
Principal	637	467	1,950	2,165	3,485	17,329	26,033	26,574
Interest	990	1,856	1,758	1,705	1,523	14,659	22,490	22,686
Total (1)	1,627	2,323	3,708	3,870	5,008	31,988	48,523	49,260
(1) A maturity schedule of the lease arrangements (nominal amounts) is set out in note 25.

Schedule of lines of credit

						06.30.2026
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV	Syndicate of banks	12/16/2021	11/16/2028	4,111	−	4,111
PGT BV	Syndicate of banks	07/08/2025	11/16/2028	1,060	−	1,060
Total				5,171	−	5,171

In Brazil
Petrobras	Bradesco	12/22/2025	11/22/2030	290	−	290
Petrobras	Banco Itaú	07/30/2025	07/31/2030	290	−	290
Petrobras	Banco do Brasil	03/23/2018	09/26/2030	676	−	676
Petrobras	Banco do Brasil	10/04/2018	09/04/2029	773	−	773
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	64	−	64
Total				2,093	−	2,093